Share-based Compensation - Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Beginning balance (in shares)	38,102,889	32,708,847	39,614,883
Granted (in shares)	3,559,045	20,767,284	8,799,568
Exercised (in shares)	(5,200,688)	(10,511,776)	(14,235,844)
Forfeited (in shares)	(3,734,416)	(4,861,466)	(1,469,760)
Ending balance (in shares)	32,726,830	38,102,889	32,708,847	39,614,883
Vested and expected to vest, end of period (in shares)	32,726,830
Exercisable, end of period (in shares)	22,361,630
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0.09	$ 0.14	$ 0.17
Granted (in dollars per share)	0.1	0.02	0.09
Forfeited (in dollars per share)	0.04	0.12	0.13
Ending balance (in dollars per share)	0.1	0.09	0.14	$ 0.17
Exercised	0.09	$ 0.08	$ 0.12
Vested and expected to vest, end of period (in dollars per share)	0.1
Exercisable, end of period (in dollars per share)	$ 0.13
Weighted-average Remaining Contractual Life
Weighted-average remaining contractual term, outstanding	6 years 4 months 9 days	7 years 6 months 10 days	7 years 14 days	8 years 2 months 23 days
Weighted average remaining contractual term, vested and expected to vest	6 years 4 months 9 days
Weighted average remaining contractual term, exercisable	4 years 8 months 1 day
Aggregate Intrinsic Value
Beginning Balance	$ 34,025,386	$ 127,168,263	$ 466,460,320
Aggregate intrinsic value, vested and expected to vest	18,076,662
Aggregate intrinsic value, exercisable	14,546,364
Ending Balance	18,076,662	34,025,386	127,168,263	$ 466,460,320
Exercised	$ 4,325,290	$ 17,775,175	$ 128,514,032
Weighted-average Grant Date Fair Value Per Share
Beginning Balance, weighted average grant date fair value (in dollars per share)	$ 1.69	$ 2.78	$ 1.08
Options granted, weighted-average grant-date fair value per share (in dollars per share)	0.58	0.81	7.07
Options vested and expected to vest, weighted average grant date fair value (in dollars per share)	1.3
Options exercisable, weighted average grant date fair value (in dollars per share)	1.09
Ending Balance, weighted average grant date fair value (in dollars per share)	$ 1.3	$ 1.69	$ 2.78	$ 1.08